INTERNATIONAL FINANCING PROGRAMS	12 Months Ended
Dec. 31, 2021
INTERNATIONAL FINANCING PROGRAMS
INTERNATIONAL FINANCING PROGRAMS

28.    INTERNATIONAL FINANCING PROGRAMS

In December 2017, Banco Interamericano de Desarrollo (BID) granted Banco Supervielle S,A, a loan (tranche A) for USD 40,000,000, USD 35,000,000 of which are settled over a three-year and the remaining USD 5,000,000 over a five-year term, In June 2018, the Bank was granted a loan (tranche B) for USD 93,500,000, USD 40,000,000 are settled over a year term and the remaining USD 53,500,000 are settled over two years and a half. . As of December 31, 2021, Tranche B was canceled in its entirety, together with USD 35,000,000 of Tranche A.

In turn, in September 2019, the Entity was granted a senior non-guaranteed syndicated loan for USD 80,000,000 (eighty million US Dollars) at a three-year term with a Libor interest rate +3,40% by the FMO, the Dutch development bank, as organizer, and Proparco, a subsidiary of the French Development Agency, Such funds were immediately allocated among Small and Medium Size Companies Clients of our portfolio who run their businesses in regional exporting economies in different sectors. During the month of November 2020, the first capital installment for USD 20,000,000 was paid and in June 2021 and December 2021, two more installment were canceled. As of December 31, 2021 the outstanding, balance is USD 20,000,000.

Such agreement are subject to compliance of certain financial covenants, certain “do and do not do” conditions as well as certain reporting requirements.

As of December 31, 2021 and the date of issuance of these financial statements, the Group was in compliance with the financial covenants of both loans.